Prepaid Expenses and Other Current Assets (Details Narrative) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020
Related Party Transaction [Line Items]
Prepaid Insurance	$ 6,831	$ 2,808
H&M [Member]
Related Party Transaction [Line Items]
Prepaid Insurance	$ 4,198	$ 0